united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number: 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Spirit of America Energy Fund

Class A Shares (SOAEX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2024 through November 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$152	1.52%

How did the Fund perform during the reporting period?

For the fiscal year ending November 30, 2025, the Fund outperformed its benchmark, the S&P Energy Select Sector Index, but underperformed the broader-based S&P 500 Index. The Fund capitalized on favorable conditions across key energy sectors. Positive contributors to performance included investments in power generation, electrical power equipment and manufacturing, refining and marketing, gas utilities, and diversified industrials. These sectors benefited from surging demand for reliable power infrastructure driven by AI data centers and increasing electricity demands, supporting policy shifts with the new administration, and operational efficiencies in equipment and services, delivering positive returns.

However, challenges and detractors from performance emerged in exploration and production as well as midstream oil and gas, which faced headwinds from volatile oil prices, production oversupply, and compressed margins in certain cyclical areas, contributing to weaker performance relative to other energy segments. In contrast, the S&P 500’s broader diversification, including significant contributions from high performing technology and consumer sectors, allowed it to surpass energy-focused strategies like the Fund.

Despite this disparity, the Fund’s strategic sector allocation and active investment decisions enabled it to navigate market volatility and outperform the S&P 500 Energy Select Sector Index. This demonstrates the benefits of a targeted approach to the energy market, while also highlighting the trade-offs of a more concentrated strategy compared to the broader market. These results reflect the Fund’s resilience in addressing market challenges and its ability to align with prevailing trends in the energy sector.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Spirit of America Energy Fund - Class A Shares
Spirit of America Energy Fund - Class A Shares - with load
S&P 500® Index
S&P Energy Select Sector Index
$40,000
$30,000
$20,000
$10,000
$0
$39,175
$20,013
$16,369
$15,434
11/30/15
11/30/16
11/30/17
11/30/18
11/30/19
11/30/20
11/30/21
11/30/22
11/30/23
11/30/24
11/30/25

	Spirit of America Energy Fund - Class A Shares	Spirit of America Energy Fund - Class A Shares - with load	S&P 500® Index	S&P Energy Select Sector Index
11/30/15	$10,000	$9,429	$10,000	$10,000
11/30/16	$10,517	$9,916	$10,806	$11,263
11/30/17	$10,136	$9,558	$13,277	$10,834
11/30/18	$9,634	$9,084	$14,111	$10,657
11/30/19	$9,107	$8,587	$16,384	$9,815
11/30/20	$6,305	$5,945	$19,244	$6,611
11/30/21	$8,302	$7,828	$24,617	$10,354
11/30/22	$11,691	$11,024	$22,350	$18,223
11/30/23	$12,718	$11,992	$25,443	$17,456
11/30/24	$16,302	$15,372	$34,066	$20,382
11/30/25	$16,369	$15,434	$39,175	$20,013

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spirit of America Energy Fund - Class A Shares
Without Load	0.41%	21.02%	5.05%
With Load	-5.36%	19.60%	4.44%
S&P 500® Index	15.00%	15.28%	14.63%
S&P Energy Select Sector Index	-1.81%	24.80%	7.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Midstream - Oil & Gas
45.9%
Refining & Marketing
16.6%
Exploration & Production
13.5%
Integrated Oils
9.1%
Power Generation
6.4%
Oilfield Services & Equipment
3.7%
Money Market Funds
3.2%
Electrical Power Equipment
2.0%
Integrated Electric Utilities
1.5%
Diversified Industrials
0.8%
Gas Utilities
0.3%
Liabilities in Excess of Other Assets
-3.0%

Value	Value
Liabilities in Excess of Other Assets	-3.0%
Gas Utilities	0.3%
Diversified Industrials	0.8%
Integrated Electric Utilities	1.5%
Electrical Power Equipment	2.0%
Money Market Funds	3.2%
Oilfield Services & Equipment	3.7%
Power Generation	6.4%
Integrated Oils	9.1%
Exploration & Production	13.5%
Refining & Marketing	16.6%
Midstream - Oil & Gas	45.9%

Fund Statistics

Net Assets	$146,759,134
Number of Portfolio Holdings	71
Advisory Fee	$1,666,734
Portfolio Turnover	6%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Spirit of America Energy Fund -  Class A Shares (SOAEX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-SOAEX

Spirit of America Energy Fund

Class C Shares (SACEX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2024 through November 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$227	2.27%

How did the Fund perform during the reporting period?

For the fiscal year ending November 30, 2025, the Fund outperformed its benchmark, the S&P Energy Select Sector Index, but underperformed the broader-based S&P 500 Index. The Fund capitalized on favorable conditions across key energy sectors. Positive contributors to performance included investments in power generation, electrical power equipment and manufacturing, refining and marketing, gas utilities, and diversified industrials. These sectors benefited from surging demand for reliable power infrastructure driven by AI data centers and increasing electricity demands, supporting policy shifts with the new administration, and operational efficiencies in equipment and services, delivering positive returns.

However, challenges and detractors from performance emerged in exploration and production as well as midstream oil and gas, which faced headwinds from volatile oil prices, production oversupply, and compressed margins in certain cyclical areas, contributing to weaker performance relative to other energy segments. In contrast, the S&P 500’s broader diversification, including significant contributions from high performing technology and consumer sectors, allowed it to surpass energy-focused strategies like the Fund.

Despite this disparity, the Fund’s strategic sector allocation and active investment decisions enabled it to navigate market volatility and outperform the S&P 500 Energy Select Sector Index. This demonstrates the benefits of a targeted approach to the energy market, while also highlighting the trade-offs of a more concentrated strategy compared to the broader market. These results reflect the Fund’s resilience in addressing market challenges and its ability to align with prevailing trends in the energy sector.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Spirit of America Energy Fund - Class C Shares
Spirit of America Energy Fund - Class C Shares - with load
S&P 500® Index
S&P Energy Select Sector Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,150
$21,533
$17,671
$17,671
Mar-2016
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Spirit of America Energy Fund - Class C Shares	Spirit of America Energy Fund - Class C Shares - with load	S&P 500® Index	S&P Energy Select Sector Index
Mar-2016	$10,000	$10,000	$10,000	$10,000
Nov-2016	$12,158	$12,158	$11,075	$12,118
Nov-2017	$11,608	$11,608	$13,608	$11,658
Nov-2018	$10,958	$10,958	$14,461	$11,467
Nov-2019	$10,289	$10,289	$16,791	$10,561
Nov-2020	$7,062	$7,062	$19,722	$7,113
Nov-2021	$9,229	$9,229	$25,229	$11,141
Nov-2022	$12,908	$12,908	$22,905	$19,608
Nov-2023	$13,934	$13,934	$26,075	$18,782
Nov-2024	$17,729	$17,729	$34,913	$21,930
Nov-2025	$17,671	$17,671	$40,150	$21,533

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Energy Fund - Class C Shares
Without Load	-0.32%	20.13%	6.04%
With Load	-1.17%	20.13%	6.04%
S&P 500® Index	15.00%	15.28%	15.39%
S&P Energy Select Sector Index	-1.81%	24.80%	8.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.0%
Gas Utilities	0.3%
Diversified Industrials	0.8%
Integrated Electric Utilities	1.5%
Electrical Power Equipment	2.0%
Money Market Funds	3.2%
Oilfield Services & Equipment	3.7%
Power Generation	6.4%
Integrated Oils	9.1%
Exploration & Production	13.5%
Refining & Marketing	16.6%
Midstream - Oil & Gas	45.9%

Fund Statistics

Net Assets	$146,759,134
Number of Portfolio Holdings	71
Advisory Fee	$1,666,734
Portfolio Turnover	6%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Spirit of America Energy Fund - Class C Shares (SACEX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-SACEX

Spirit of America Energy Fund

Institutional Shares (SAIEX)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2024 through November 30, 2025.  You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$128	1.28%

How did the Fund perform during the reporting period?

For the fiscal year ending November 30, 2025, the Fund outperformed its benchmark, the S&P Energy Select Sector Index, but underperformed the broader-based S&P 500 Index. The Fund capitalized on favorable conditions across key energy sectors. Positive contributors to performance included investments in power generation, electrical power equipment and manufacturing, refining and marketing, gas utilities, and diversified industrials. These sectors benefited from surging demand for reliable power infrastructure driven by AI data centers and increasing electricity demands, supporting policy shifts with the new administration, and operational efficiencies in equipment and services, delivering positive returns.

However, challenges and detractors from performance emerged in exploration and production as well as midstream oil and gas, which faced headwinds from volatile oil prices, production oversupply, and compressed margins in certain cyclical areas, contributing to weaker performance relative to other energy segments. In contrast, the S&P 500’s broader diversification, including significant contributions from high performing technology and consumer sectors, allowed it to surpass energy-focused strategies like the Fund.

Despite this disparity, the Fund’s strategic sector allocation and active investment decisions enabled it to navigate market volatility and outperform the S&P 500 Energy Select Sector Index. This demonstrates the benefits of a targeted approach to the energy market, while also highlighting the trade-offs of a more concentrated strategy compared to the broader market. These results reflect the Fund’s resilience in addressing market challenges and its ability to align with prevailing trends in the energy sector.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Spirit of America Energy Fund - Institutional Shares
S&P 500® Index
S&P Energy Select Sector Index
$325,000
$260,000
$195,000
$130,000
$65,000
$0
$317,916
$287,973
$263,236
May-2020
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Spirit of America Energy Fund - Institutional Shares	S&P 500® Index	S&P Energy Select Sector Index
May-2020	$100,000	$100,000	$100,000
Nov-2020	$109,545	$129,307	$105,021
Nov-2021	$144,558	$165,411	$164,487
Nov-2022	$204,298	$150,177	$289,488
Nov-2023	$222,706	$170,961	$277,305
Nov-2024	$286,016	$228,902	$323,781
Nov-2025	$287,973	$263,236	$317,916

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2020)
Spirit of America Energy Fund - Institutional Shares	0.68%	21.33%	20.86%
S&P 500® Index	15.00%	15.28%	18.93%
S&P Energy Select Sector Index	-1.81%	24.80%	23.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.0%
Gas Utilities	0.3%
Diversified Industrials	0.8%
Integrated Electric Utilities	1.5%
Electrical Power Equipment	2.0%
Money Market Funds	3.2%
Oilfield Services & Equipment	3.7%
Power Generation	6.4%
Integrated Oils	9.1%
Exploration & Production	13.5%
Refining & Marketing	16.6%
Midstream - Oil & Gas	45.9%

Fund Statistics

Net Assets	$146,759,134
Number of Portfolio Holdings	71
Advisory Fee	$1,666,734
Portfolio Turnover	6%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Spirit of America Energy Fund - Institutional Shares (SAIEX)

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-SAIEX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2) John Desmond. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2025: $25,000

Fiscal year ended 2024: $25,000

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2025: $0

Fiscal year ended 2024: $0

Fees for 2025 and 2024 related to the agreed-upon review of items within the Management’s Discussion of Fund Performance sections of the Funds’ Form N-CSR filing. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2025: $5,000

Fiscal year ended 2024: $5,000

Fees for 2025 and 2024 related to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2025: $0

Fiscal year ended 2024: $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X

Pre-Approval of Audit and Permitted Non-Audit Services Provided to the Company

Pre-Approval Requirements. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees therefor. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

De Minimis Exception to Pre-Approval: Pre-approval for a permitted non-audit service shall not be required if:

a.	the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Auditor in the fiscal year in which the non-audit services are provided;

b.	such services were not recognized by the Company at the time of the engagement to be non-audit services; and

c.	such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

Additionally, the Committee shall pre-approve the Auditor’s engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

(e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended November 30, 2024 and November 30, 2023 are $0 and $0, respectively

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Companies.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The audit committee consists of John Desmond, Allen Kaufman and Stanley S. Thune.

Item 6. Investments.

(a)	Not applicable.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
November 30, 2025

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS | NOVEMBER 30, 2025

	Shares	Market Value
Master Limited Partnerships — Partnership Shares 16.65%

Exploration & Production 0.37%
Black Stone Minerals LP	38,999	$547,156

Gas Utilities 0.11%
Suburban Propane Partners LP	8,000	156,400

Midstream - Oil & Gas 15.75%
Cheniere Energy Partners LP	1,380	75,210
Delek Logistics Partners LP	2,000	91,680
Energy Transfer LP	313,200	5,233,571
Enterprise Products Partners LP	158,386	5,185,558
MPLX LP	92,897	5,047,094
Plains All American Pipeline LP	197,300	3,434,993
Western Midstream Partners LP	103,150	4,056,890
		23,124,996
Oilfield Services & Equipment 0.09%
USA Compression Partners LP	5,284	133,421

Refining & Marketing 0.33%
Sunoco LP	8,500	477,955

Total Master Limited Partnerships — Partnership Shares (Cost $13,072,584)		24,439,928

Common Stocks 83.23%

Diversified Industrials 0.80%
ITT, Inc.	6,350	1,169,416

Electrical Power Equipment 1.99%
GE Vernova LLC	3,175	1,904,269
Vertiv Holdings Co., Class A	5,650	1,015,475
		2,919,744
Exploration & Production 13.14%
Antero Resources Corp.(a)	15,500	564,665
Canadian Natural Resources Ltd.	4,000	135,080
Chesapeake Energy Corp.	9,050	1,103,467
Chord Energy Corp.	350	32,851
CNX Resources Corp.(a)	11,500	446,660
ConocoPhillips	35,577	3,155,324
Coterra Energy, Inc.	60,500	1,623,820
Devon Energy Corp.	37,450	1,387,897
Diamondback Energy, Inc.	12,750	1,945,523
EOG Resources, Inc.	18,750	2,022,188
EQT Corp.	23,000	1,399,780
Matador Resources Co.	9,000	381,600
Murphy Oil Corp.	5,000	160,350
Occidental Petroleum Corp.	29,100	1,222,200
Ovintiv, Inc.	9,500	389,120

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	1

SCHEDULE OF INVESTMENTS (CONT.) | NOVEMBER 30, 2025

	Shares	Market Value

Exploration & Production 13.14% (cont.)
Permian Resources Corp.	12,000	$173,880
Range Resources Corp.	7,000	276,430
Texas Pacific Land Corp.	2,115	1,827,973
Viper Energy, Inc., Class A	28,100	1,026,493
		19,275,301
Gas Utilities 0.22%
UGI Corp.	8,000	316,400

Integrated Electric Utilities 1.48%
Dominion Energy, Inc.	1,500	94,155
Duke Energy Corp.	1,750	216,895
Entergy Corp.	6,600	643,632
IDACORP, Inc.	950	125,191
NextEra Energy, Inc.	1,950	168,266
PPL Corp.	25,000	922,500
		2,170,639
Integrated Oils 9.08%
BP PLC ADR	61,361	2,215,132
Chevron Corp.	36,778	5,558,259
Exxon Mobil Corp.	45,839	5,313,657
Suncor Energy, Inc.	4,000	179,120
TotalEnergies SE ADR	1,000	65,700
		13,331,868
Midstream - Oil & Gas 30.16%
Antero Midstream Corp.	37,500	675,375
Cheniere Energy, Inc.	25,400	5,294,884
Enbridge, Inc.	129,527	6,318,327
Hess Midstream LP, Class A	121,837	4,103,470
Kinder Morgan, Inc.	229,244	6,262,946
Kinetik Holdings, Inc.	10,000	346,800
ONEOK, Inc.	54,297	3,953,908
Plains GP Holdings LP, Class A	55,000	1,019,700
South Bow Corp.	11,765	324,243
Targa Resources Corp.	33,408	5,856,756
TC Energy Corp.	52,578	2,877,068
Williams Companies, Inc. (The)	118,482	7,219,108
		44,252,585
Oilfield Services & Equipment 3.64%
Baker Hughes Co.	55,250	2,773,550
Halliburton Co.	32,000	839,040
Schlumberger Ltd.	36,400	1,319,136
TechnipFMC PLC	9,000	407,340
		5,339,066
Power Generation 6.43%
Constellation Energy Corp.	6,425	2,341,013
Oklo, Inc.(a)	26,900	2,458,122
Talen Energy Corp.(a)	7,000	2,759,890
Vistra Energy Corp.	10,550	1,886,973
		9,445,998

See accompanying notes which are an integral part of these financial statements

2	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.) | NOVEMBER 30, 2025

	Shares	Market Value

Refining & Marketing 16.29%
HF Sinclair Corp.	27,676	$1,464,337
Marathon Petroleum Corp.	39,025	7,560,314
PBF Energy, Inc., Class A	40,250	1,387,820
Phillips 66	45,436	6,222,915
Valero Energy Corp.	41,219	7,285,870
		23,921,256
Total Common Stocks (Cost $90,357,147)		122,142,273

Money Market Funds 3.15%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.90%(b)	4,620,252	4,620,252

Total Money Market Funds (Cost $4,620,252)		4,620,252

Total Investments — 103.03% (Cost $108,049,983)		151,202,453
Liabilities in Excess of Other Assets — (3.03)%		(4,443,319)
NET ASSETS — 100.00%		$146,759,134

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

ADR – American Depositary Receipt

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	3

STATEMENT OF ASSETS AND LIABILITIES | NOVEMBER 30, 2025

ASSETS
Investments in securities at value (cost $108,049,983)	$151,202,453
Receivable for investments sold	750,490
Dividends and interest receivable	438,339
Income tax receivable	116,873
Prepaid franchise tax	44,738
Prepaid expenses	27,264
TOTAL ASSETS	152,580,157

LIABILITIES
Payable for Fund shares redeemed	180,495
Payable for distributions to shareholders	5,421,577
Payable for investment advisory fees	117,658
Payable for distribution (12b-1) fees	31,655
Payable for accounting and administration fees	11,240
Payable for transfer agent fees	4,181
Other accrued expenses	54,217
TOTAL LIABILITIES	5,821,023
NET ASSETS	$146,759,134

SOURCE OF NET ASSETS
As of November 30, 2025, net assets consisted of:
Paid-in capital	$98,802,886
Accumulated earnings	47,956,248
NET ASSETS	$146,759,134

NET ASSETS:
Class A Shares	$145,298,907
Class C Shares	$1,409,818
Institutional Shares	$50,409
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	13,077,368
Class C Shares	162,589
Institutional Shares	5,333
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares	$11.11
Class C Shares	$8.67
Institutional Shares	$9.45
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$11.79
MAXIMUM SALES CHARGE:
Class A Shares	5.75%

See accompanying notes which are an integral part of these financial statements

4	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Year Ended November 30, 2025
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $92,812)	$7,433,869
Interest	19,927
TOTAL INVESTMENT INCOME	7,453,796

EXPENSES
Investment advisory	1,666,734
Distribution (12b-1) - Class A Shares	434,553
Distribution (12b-1) - Class C Shares	15,759
Accounting and Administration	155,914
Printing	52,206
Transfer agent	47,878
Registration	44,268
Insurance	39,977
Sub transfer agent	39,774
Directors	36,431
Legal	30,387
Auditing	30,315
Custodian	22,897
Chief Compliance Officer	7,343
Interest	5,746
Line of credit	4,716
Other	40,828
TOTAL EXPENSES	2,675,726
NET INVESTMENT INCOME	4,778,070

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	24,261,607
Net realized gain on foreign currency transactions	65
Net realized gain	24,261,672
Net change in unrealized depreciation of investments	(31,944,250)
Net change in unrealized depreciation of foreign currency transactions	(276)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,682,854)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,904,784)

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	5

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
OPERATIONS
Net investment income	$4,778,070	$6,994,790
Net realized gain on investment transactions	24,261,672	29,062,844
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	(31,944,526)	17,470,098
Net increase (decrease) in net assets resulting from operations	(2,904,784)	53,527,732

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A Shares	(14,884,076)	(45,016,315)
Class C Shares	(163,002)	(502,972)
Institutional Shares	(5,232)	(10,691)
Total distributions to shareholders from return of capital	(15,052,310)	(45,529,978)

From distributable earnings:
Class A Shares	(5,802,150)	(3,797,090)
Class C Shares	(63,422)	(42,548)
Institutional Shares	(2,036)	(904)
Total distributions to shareholders from distributable earnings	(5,867,608)	(3,840,542)
Total distributions to shareholders	(20,919,918)	(49,370,520)

CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	13,532,891	16,773,963
Shares issued from reinvestment of distributions	8,843,458	19,324,230
Shares redeemed	(62,807,691)	(48,707,720)
Total Class A Shares	(40,431,342)	(12,609,527)
Class C Shares:
Shares sold	72,516	122,310
Shares issued from reinvestment of distributions	99,208	230,719
Shares redeemed	(457,411)	(549,881)
Total Class C Shares	(285,687)	(196,852)
Institutional Shares:
Shares issued from reinvestment of distributions	7,268	11,595
Total Institutional Shares	7,268	11,595
Decrease in net assets derived from capital share transactions	(40,709,761)	(12,794,784)
Total decrease in Net Assets	(64,534,463)	(8,637,572)

NET ASSETS
Beginning of year	211,293,597	219,931,169
End of year	$146,759,134	$211,293,597

See accompanying notes which are an integral part of these financial statements

6	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

	For the Year Ended November 30, 2025	For the Year Ended November 30, 2024
SHARE TRANSACTIONS
Class A Shares:
Shares sold	1,155,599	1,291,574
Shares issued from reinvestment of distributions	806,696	1,544,214
Shares redeemed	(5,458,383)	(3,800,935)
Total Class A Shares	(3,496,088)	(965,147)
Class C Shares:
Shares sold	8,178	10,913
Shares issued from reinvestment of distributions	11,490	22,528
Shares redeemed	(48,794)	(50,873)
Total Class C Shares	(29,126)	(17,432)
Institutional Shares:
Shares issued from reinvestment of distributions	774	1,057
Total Institutional Shares	774	1,057
Total decrease in shares outstanding	(3,524,440)	(981,522)

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	7

FINANCIAL HIGHLIGHTS — CLASS A SHARES

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended November 30,
	2025		2024		2023	2022	2021
Net Asset Value, Beginning of Year	$12.63		$12.41		$14.50	$12.77	$12.18

From Investment Operations:
Net investment income(a)	0.32		0.42		0.12	0.19	0.22
Return of capital(a)	—		—		0.43	0.47	0.52
Net realized and unrealized gain (loss) on investments	(0.34)		2.86		0.42	4.13	2.91
Total from investment operations	(0.02)		3.28		0.97	4.79	3.65

Less Distributions:
Distributions from return of capital	(1.08)		(2.82)		(1.19)	(2.55)	(3.06)
Distributions from earnings	(0.42)		(0.24)		(1.87)	(0.51)	—
Total distributions	(1.50)		(3.06)		(3.06)	(3.06)	(3.06)

Net Asset Value, End of Year	$11.11		$12.63		$12.41	$14.50	$12.77
Total Return(b)	0.41%		28.18%		8.79%	40.82%	31.67%

Ratios and Supplemental Data:
Net assets, end of year (000)	$145,299		$209,288		$217,691	$225,704	$176,105
Ratio of expenses to average net assets:
Before expense waivers or recoupments and deferred tax benefit	1.52	%(c)	1.48	%(c)	1.52%	1.50%	1.53%
Net of expense waivers or recoupments and before deferred tax benefit	1.52	%(c)	1.48	%(c)	1.52%	1.50%	1.53%
Deferred tax expense	—	(c)	—	(c)	0.00%	0.00%	0.00%
Total net expenses	1.52%		1.48%		1.52%	1.50%	1.53%
Ratio of net investment income to average net assets:
Before expense waivers or recoupments and deferred tax benefit	2.73	%(c)	3.27	%(c)	0.91%	1.33%	1.62%
Net of expense waivers or recoupments and before deferred tax benefit	2.73	%(c)	3.27	%(c)	0.91%	1.33%	1.62%
Deferred tax benefit (loss)	—	(c)	—	(c)	0.00%	0.00%	0.00%
Net investment income	2.73%		3.27%		0.91%	1.33%	1.62%
Portfolio turnover rate	6%		13%		15%	11%	6%

(a)	Calculated based on the average number of shares outstanding during the period.
(b)	Calculation does not reflect sales load.
(c)	Deferred tax benefit (expense) not applicable for the period.

See accompanying notes which are an integral part of these financial statements

8	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS — CLASS C SHARES

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended November 30,
	2025		2024		2023	2022	2021
Net Asset Value, Beginning of Year	$10.20		$10.52		$12.85	$11.67	$11.42

From Investment Operations:
Net investment income(a)	0.19		0.27		0.02	0.07	0.11
Return of capital(a)	—		—		0.38	0.42	0.48
Net realized and unrealized gain (loss) on investments	(0.29)		2.39		0.33	3.75	2.72
Total from investment operations	(0.10)		2.66		0.73	4.24	3.31

Less Distributions:
Distributions from return of capital	(1.03)		(2.75)		(1.19)	(2.55)	(3.06)
Distributions from earnings	(0.40)		(0.23)		(1.87)	(0.51)	—
Total distributions	(1.43)		(2.98)		(3.06)	(3.06)	(3.06)

Net Asset Value, End of Year	$8.67		$10.20		$10.52	$12.85	$11.67
Total Return(b)	(0.32)%		27.23%		7.95%	39.86%	30.68%

Ratios and Supplemental Data:
Net assets, end of year (000)	$1,410		$1,956		$2,201	$2,398	$1,763
Ratio of expenses to average net assets:
Before expense waivers or recoupments and deferred tax benefit	2.27	%(c)	2.23	%(c)	2.27%	2.25%	2.28%
Net of expense waivers or recoupments and before deferred tax benefit	2.27	%(c)	2.23	%(c)	2.27%	2.25%	2.28%
Deferred tax expense	—	(c)	—	(c)	0.00%	0.00%	0.00%
Total net expenses	2.27%		2.23%		2.27%	2.25%	2.28%
Ratio of net investment income to average net assets:
Before expense waivers or recoupments and deferred tax benefit	1.99	%(c)	2.51	%(c)	0.16%	0.58%	0.87%
Net of expense waivers or recoupments and before deferred tax benefit	1.99	%(c)	2.51	%(c)	0.16%	0.58%	0.87%
Deferred tax benefit (loss)	—	(c)	—	(c)	0.00%	0.00%	0.00%
Net investment income	1.99%		2.51%		0.16%	0.58%	0.87%
Portfolio turnover rate	6%		13%		15%	11%	6%

(a)	Calculated based on the average number of shares outstanding during the period.
(b)	Calculation does not reflect sales load.
(c)	Deferred tax benefit (expense) not applicable for the period.

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	9

FINANCIAL HIGHLIGHTS — INSTITUTIONAL SHARES

The table below sets forth financial data for one share of beneficial interest outstanding throughout the year presented.

	For the Year Ended November 30,
	2025		2024		2023	2022	2021
Net Asset Value, Beginning of Year	$10.98		$11.13		$13.30	$11.88	$11.48

From Investment Operations:
Net investment income(a)	0.31		0.41		0.14	0.21	0.24
Return of capital(a)	—		—		0.39	0.43	0.49
Net realized and unrealized gain (loss) on investments	(0.31)		2.53		0.36	3.84	2.73
Total from investment operations	—		2.94		0.89	4.48	3.46

Less Distributions:
Distributions from return of capital	(1.10)		(2.85)		(1.19)	(2.55)	(3.06)
Distributions from earnings	(0.43)		(0.24)		(1.87)	(0.51)	—
Total distributions	(1.53)		(3.09)		(3.06)	(3.06)	(3.06)

Net Asset Value, End of Year	$9.45		$10.98		$11.13	$13.30	$11.88
Total Return	0.68%		28.43%		9.01%	41.33%	31.96%

Ratios and Supplemental Data:
Net assets, end of year (000)	$50		$50		$39	$36	$25
Ratio of expenses to average net assets:
Before expense waivers or recoupments and deferred tax benefit	1.28	%(b)	1.23	%(b)	1.27%	1.25%	1.28%
Net of expense waivers or recoupments and before deferred tax benefit	1.28	%(b)	1.23	%(b)	1.27%	1.25%	1.28%
Deferred tax expense	—	(b)	—	(b)	0.00%	0.00%	0.00%
Total net expenses	1.28%		1.23%		1.27%	1.25%	1.28%
Ratio of net investment income to average net assets:
Before expense waivers or recoupments and deferred tax benefit	3.03	%(b)	3.54	%(b)	1.17%	1.59%	1.88%
Net of expense waivers or recoupments and before deferred tax benefit	3.03	%(b)	3.54	%(b)	1.17%	1.59%	1.88%
Deferred tax benefit (loss)	—	(b)	—	(b)	0.00%	0.00%	0.00%
Net investment income	3.03%		3.54%		1.17%	1.59%	1.88%
Portfolio turnover rate	6%		13%		15%	11%	6%

(a)	Calculated based on the average number of shares outstanding during the period.
(b)	Deferred tax benefit (expense) not applicable for the period.

See accompanying notes which are an integral part of these financial statements

10	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS | NOVEMBER 30, 2025

Note 1 – Organization

Spirit of America Energy Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers six separate series, or mutual funds (the “Spirit of America Funds”), each with its own investment objective and strategy. The Fund commenced operations on July 10, 2014. The investment objective of the Fund is to provide investors with long-term capital appreciation and current income.

The Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for the Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Fund will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A Shares have a maximum sales charge on purchases of 5.75% as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. A CDSC of 1.00% on Class C Shares applies to shares sold within 13 months of purchase.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Note 2 – Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

New Accounting Pronouncement: In December 2023, FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

A. Security Valuation: The offering price and NAV per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”) has designed

ENERGY FUND	11

NOTES TO FINANCIAL STATEMENTS (CONT.) | NOVEMBER 30, 2025

Spirit of America Management Corp., the Company’s investment adviser, as the Company’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Fund for which market quotations are not readily available in accordance with the Company’s Valuation Procedures.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

●	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value the Fund’s investments as of November 30, 2025 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Master Limited Partnerships - Common Stocks[1]	$24,439,928	$—	$—	$24,439,928
Common Stocks[1]	122,142,273	—	—	122,142,273
Money Market Funds	4,620,252	—	—	4,620,252
Total	$151,202,453	$—	$—	$151,202,453

[1]	Refer to Schedule of Investments for sector/industry classification.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

C. Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Board has set a distribution policy in which the Fund pays fixed rate distributions to shareholders in two payments; one in May and one in November, all or a portion of which is expected to be characterized as return of capital. Return of capital distributions will generally not be taxable to the shareholders for U.S. federal income tax purposes. The final determination of the amount of the Fund’s return of capital distributions for the period will be made after the end of each calendar year.

12	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | NOVEMBER 30, 2025

G. Allocation of Income, Expenses, Gains and Losses: Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes the Fund to equity price risk.

The Fund did not hold any derivatives at November 30, 2025.

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the fiscal year ended November 30, 2025, excluding short-term investments, were $10,196,736 and $66,603,855, respectively.

There were no purchases or sales of long-term U.S. Government Obligations during the fiscal year ended November 30, 2025.

Note 5 – Investment Management Fee and Other Transactions with Affiliates+

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Fund’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.95% of the Fund’s average daily net assets. Investment advisory fees for the fiscal year ended November 30, 2025 were $1,666,734.

The Fund has adopted a Plan of Distribution (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. The 12b-1 Plan permits the Fund or share class, as applicable, to pay David Lerner Associates, Inc. (the “Distributor”) from its own assets for the Distributor’s services and expenses in distributing shares of the Fund (“12b-1 fees”) and providing personal services and/or maintaining shareholder accounts (“service fees”). The Fund’s Class A Shares pay a 12b-1 fee at the annual rate of 0.25% of average daily net assets. With respect to Class C Shares, the fee paid to the Distributor by the Fund is 1.00% of the average daily net assets of the Class C Shares. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees paid to the Distributor or to institutions that have agreements with the Distributor to provide such services. Each class of shares of the Fund has exclusive voting rights with respect to its 12b-1 Plan. Since 12b-1 fees are paid out of the assets of the respective share class of the Fund on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Fund’s Institutional Class Shares do not have a 12b-1 Plan. For the fiscal year ended November 30, 2025, fees paid to the Distributor under the 12b-1 Plan were $434,553 for Class A Shares and $15,759 for Class C Shares.

The Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the fiscal year ended November 30, 2025, sales charges received by the Distributor were $489,292. CDSC fees collected for the fiscal year ended November 30, 2025 were $18 for Class A Shares and $6 for Class C Shares.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $6,000, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers directly for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the fiscal year ended November 30, 2025, the Fund was allocated $7,343 of the Chief Compliance Officer’s salary.

ENERGY FUND	13

NOTES TO FINANCIAL STATEMENTS (CONT.) | NOVEMBER 30, 2025

A Director Emeritus (formerly an independent Director) of the Company is associated with the insurance agency utilized by the Fund. During the fiscal year ended November 30, 2025, the Fund paid such insurance agency $39,977 of insurance premiums.

Note 6 – Concentration and Other Risks

The Fund concentrates its investments in securities and other assets of energy and energy related companies. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries. Due to the fact the Fund normally invests at least 80% of its assets in the securities of companies principally engaged in activities in the energy industry, the Fund’s performance largely depends on the overall condition of the energy industry. The energy industry could be adversely affected by energy prices, supply-and-demand for energy resources, and various political, regulatory, and economic factors. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing.

Note 7 – Federal Income Taxes

At November 30, 2025, the adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$60,092,352
Gross unrealized depreciation	(4,690,662)
Net unrealized appreciation on investments	$55,401,690
Cost basis of investments	$95,800,763

The tax character of distributions paid for the fiscal year ended November 30, 2025, was as follows:

Distributions paid from:
Ordinary income	$5,867,608
Return of capital	15,052,310
Total distributions paid	$20,919,918

The tax character of distributions paid for the fiscal year ended November 30, 2024, was as follows:

Distributions paid from:
Ordinary income	$3,840,542
Return of capital	45,529,978
Total distributions paid	$49,370,520

At November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(7,445,727)
Unrealized appreciation on investments and foreign currency	55,401,975
Total accumulated earnings (deficit)	$47,956,248

During the fiscal year ended November 30, 2025, the Fund utilized $25,933,659 of available short-term capital loss carryforwards and $53,943,966 of available short-term capital loss carryforwards expired.

At November 30, 2025, for federal income tax purposes and the treatment of distributions payable, the Fund had $7,445,727 of short-term capital loss carryforwards available to offset future gains, to the extent provided by the Treasury regulations.

14	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | NOVEMBER 30, 2025

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 8 – Reclassification

Permanent differences, incurred during the fiscal year ended November 30, 2025, resulting from differences in book and tax accounting have been reclassified at year end to accumulated earnings and paid-in capital as follows:

Accumulated Earnings	Paid-In Capital
$46,585,624	$(46,585,624)

Note 9 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit”) with The Huntington National Bank, the custodian of the Fund’s investments, expiring on May 13, 2026. Borrowings under this agreement bear interest at the 1-Month Secured Overnight Financing Rate plus 1.625%. Maximum borrowings for the Company is the lesser of $5,000,000 or 10% of the Fund’s daily market value. During the fiscal year ended November 30, 2025, the Fund’s borrowing activity was as follows:

Total bank line of credit as of November 30, 2025	$5,000,000
Average borrowings during period	$165,300
Number of days outstanding[1]	72
Average interest rate during period	5.936%
Highest balance drawn during period	$979,579
Highest balance interest rate	6.235%
Interest expense incurred	$5,746
Interest rate at November 30, 2025	5.588%

[1]	Number of days outstanding represents the total days during the fiscal year ended November 30, 2025 the Fund utilized the Line of Credit.

Note 10 – Subsequent Events

Management of the Fund has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

Tax Information (Unaudited)

All designations are based on financial information available as of the date of this report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualified Dividend Income	Dividends Received Deduction
80.19%	68.21%

ENERGY FUND	15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders

of Spirit of America Energy Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Spirit of America Energy Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc., including the schedule of investments, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1998.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 28, 2026

16	SPIRIT OF AMERICA

ADDITIONAL INFORMATION | NOVEMBER 30, 2025 (UNAUDITED)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At a Special Shareholder Meeting held on July 30, 2025, Fund shareholders of record as of the close of business on May 1, 2025 voted to approve the following proposal:

Proposal 1: To elect three directors, John Desmond, Phillip R. Thune and David Feinblatt to the Board of Directors to serve until their successors are duly qualified and elected.

The Proposal applies on a Company-wide basis, and all Funds and all classes of the Funds voted together as a single group for purposes of electing the directors.

	Shares Voted For (Percentage Voted For)	Shares Withheld (Percentage Withheld)	Shares Need to Approve*
John Desmond	13,755,532 (98.53%)	205,310 (1.47%)	Plurality (greater than 50%)
Phillip R. Thune	13,799,399 (98.84%)	161,439 (1.16%)	Plurality (greater than 50%)
David Feinblatt	13,791,717 (98.79%)	169,123 (1.21%)	Plurality (greater than 50%)

*	as a percentage of the total voting securities of the Company voted at the Meeting at which quorum was present.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

ENERGY FUND	17

Proxy Voting Information

The Fund’s Statement of Additional Information containing a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Fund’s website www.soafunds.com.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, PA 19102-2529

Counsel

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

For additional information about the Spirit of America Energy Fund, call (800) 452-4892 or (516) 390-5565.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2025 Spirit of America

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Spirit of America Funds, Inc.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	2/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	2/2/2026

By	/s/ Alan P. Chodosh
Alan P. Chodosh Principal Financial Officer

Date	2/2/2026